AXP(R)
                                                                        Emerging
                                                                    Markets Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) compass

AXP Emerging Markets Fund seeks to provide shareholders with long-term capital growth.


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Expanding Your Opportunities

As free enterprise expands around the world, so do investment opportunities. Some of the most exciting ones can be found in the so-called "emerging markets" -- smaller economies located largely in Asia, Latin America and Eastern Europe. Attracted by their rapid growth potential, many aggressive investors have made these markets, which have a higher-than-average risk level, an integral part of their portfolios.

CONTENTS
From the Chairman                                 3
From the Portfolio Manager                        3
Fund Facts                                        5
The 10 Largest Holdings                           6
Financial Statements (Fund)                       7
Notes to Financial Statements (Fund)             10
Financial Statements (Portfolio)                 16
Notes to Financial Statements (Portfolio)        18
Investments in Securities                        21

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2 AXP EMERGING MARKETS FUND


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Julian Thompson
Julian Thompson
Portfolio manager

From the Portfolio Manager

Stocks in emerging markets took their cue from a slumping U.S. stock market during the past six months. AXP Emerging Markets Fund's performance reflected the difficult environment, as its Class A shares lost 12.27% (excluding the sales charge) in the first half of the fiscal year -- November 2000 through April 2001.

The timing of the start of the period could scarcely have been worse, as stocks were in the middle of a steep decline last November. The driving force in the markets, as was the case throughout the six months, was the outlook for the U.S. economy and, thus, corporate profits, particularly for technology-related companies. (Tech is the

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                                                     SEMIANNUAL REPORT -- 2001 3


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dominant business sector in the larger Asian emerging markets, and for that reason these markets usually display a strong correlation to the performance of the tech-dominated Nasdaq Composite in the U.S.) In late 2000, the negatives clearly outweighed the positives.

RATE CUT HELPS
The new year ushered in some fresh hope, as a surprise interest-rate cut by the U.S. Federal Reserve sparked a sharp January rally. But concerns about economic growth and profits soon resurfaced, driving stocks into rapid retreat again in February and March. The period ended on a positive note, however, as another Fed rate cut encouraged investors to focus on the possibility of economic and profit improvement during the second half of 2001. That resulted in a welcome rebound in most markets during April.

Although the great majority of emerging markets experienced losses during the six months, a handful that included China, Thailand, Chile and Venezuela managed to largely hold their own. Relatively speaking, Latin America fared best among the major regions, followed by Asia and Eastern Europe.

The Fund held investments in 17 countries. On a geographical basis, the biggest investment was in Asia (including China, South Korea and Taiwan), followed by Latin America (chiefly Brazil and Mexico) and the Middle East/Eastern Europe (Russia, Israel, the Czech Republic, Poland and Hungary).

During the period, I increased holdings in Asia, where stocks were available at attractively low prices. Taiwan is the favorite in that region, followed by China. I also added to stocks in Brazil, which appears to have the best current potential in Latin America. In Eastern Europe, Russia, which benefits from higher oil prices, continues to look especially promising.

Still, the key to emerging markets' fortunes in the months ahead likely will be the strength of the U.S. economy, which will have a strong influence on global economic growth. My view is that we'll probably see a sharp recovery, which should foster investor optimism toward the emerging markets. As for business sectors, I've recently added to stocks in financial services and the cyclical areas of technology, both of which appear to be in especially good position to benefit from an economic upturn.

Julian Thompson

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4 AXP EMERGING MARKETS FUND


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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $4.22
Oct. 31, 2000                                                     $4.81
Decrease                                                          $0.59

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -12.27%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $4.09
Oct. 31, 2000                                                     $4.67
Decrease                                                          $0.58

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -12.42%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $4.09
Oct. 31, 2000                                                     $4.68
Decrease                                                          $0.59

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -12.61%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $4.25
Oct. 31, 2000                                                     $4.83
Decrease                                                          $0.58

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -12.01%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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                                                     SEMIANNUAL REPORT -- 2001 5


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


The 10 Largest Holdings

                                                            Percent                 Value
                                                        (of net assets)    (as of April 30, 2001)

Samsung Electronics (South Korea)                            6.54%             $18,208,717
Grupo Financiero Banamex Accival (Mexico)                    4.38               12,211,709
Telefomos de Mexico ADR Cl L (Mexico)                        3.50                9,739,035
Taiwan Semiconductor Mfg (Taiwan)                            3.35                9,319,739
Companhia de Bebidas das Americas ADR (Brazil)               3.15                8,786,440
Companhia Vale do Rio Docve Cl A (Brazil) Preferred          2.94                8,193,175
ITC GDR (India)                                              2.71                7,548,973
Tele Centro Oeste Celular Participacoes ADR (Brazil)         2.45                6,830,040
China Mobile (Hong Kong)                                     2.35                6,560,943
Anglo American Platinum (South Africa)                       2.32                6,471,646

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 33.69% of net assets

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6 AXP EMERGING MARKETS FUND

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


Financial Statements

Statement of assets and liabilities
AXP Emerging Markets Fund

April 30, 2001 (Unaudited)

Assets
Investment in Emerging Markets Portfolio (Note 1)                                                     $ 278,535,166
                                                                                                      -------------

Liabilities
Accrued distribution fee                                                                                     11,380
Accrued transfer agency fee                                                                                   3,836
Accrued administrative services fee                                                                           2,227
Other accrued expenses                                                                                       40,586
                                                                                                             ------
Total liabilities                                                                                            58,029
                                                                                                             ------
Net assets applicable to outstanding capital stock                                                    $ 278,477,137
                                                                                                      =============

Represented by
Capital stock -- $.01 par value (Note 1)                                                              $     666,734
Additional paid-in capital                                                                              414,105,095
Net operating loss                                                                                         (784,854)
Accumulated net realized gain (loss) (Note 4)                                                          (139,974,778)
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                                        4,464,940
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                              $ 278,477,137
                                                                                                      =============
Net assets applicable to outstanding shares:                Class A                                   $ 183,364,659
                                                            Class B                                   $  94,883,453
                                                            Class C                                   $     139,399
                                                            Class Y                                   $      89,626
Net asset value per share of outstanding capital stock:     Class A shares         43,411,828         $        4.22
                                                            Class B shares         23,206,426         $        4.09
                                                            Class C shares             34,062         $        4.09
                                                            Class Y shares             21,090         $        4.25
                                                                                       ------         -------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 7

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Statement of operations
AXP Emerging Markets Fund

Six months ended April 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                              $  2,277,307
Interest                                                                                                    711,346
   Less foreign taxes withheld                                                                             (296,695)
                                                                                                           --------
Total income                                                                                              2,691,958
                                                                                                          ---------
Expenses (Note 2):
Expenses allocated from Emerging Markets Portfolio                                                        1,856,270
Distribution fee
   Class A                                                                                                  254,404
   Class B                                                                                                  527,141
   Class C                                                                                                      580
Transfer agency fee                                                                                         509,866
Incremental transfer agency fee
   Class A                                                                                                   38,358
   Class B                                                                                                   32,350
   Class C                                                                                                       34
Service fee -- Class Y                                                                                           45
Administrative services fees and expenses                                                                   151,325
Compensation of board members                                                                                 3,775
Printing and postage                                                                                         72,396
Registration fees                                                                                            30,591
Audit fees                                                                                                    3,000
Other                                                                                                         3,226
                                                                                                              -----
Total expenses                                                                                            3,483,361
   Earnings credits on cash balances (Note 2)                                                                (6,791)
                                                                                                             ------
Total net expenses                                                                                        3,476,570
                                                                                                          ---------
Investment income (loss) -- net                                                                            (784,612)
                                                                                                           --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                (68,975,959)
   Foreign currency transactions                                                                         (2,887,175)
                                                                                                         ----------
Net realized gain (loss) on investments                                                                 (71,863,134)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                                        31,749,951
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                   (40,113,183)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $(40,897,795)
                                                                                                       ============

See accompanying notes to financial statements.

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8 AXP EMERGING MARKETS FUND

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Statements of changes in net assets
AXP Emerging Markets Fund

                                                                               April 30, 2001        Oct. 31, 2000
                                                                              Six months ended         Year ended
                                                                                (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                  $   (784,612)        $  (2,972,348)
Net realized gain (loss) on investments                                           (71,863,134)           64,743,563
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                  31,749,951           (78,218,552)
                                                                                   ----------           -----------
Net increase (decrease) in net assets resulting from operations                   (40,897,795)          (16,447,337)
                                                                                  -----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                           (1,838)              (33,494)
     Class C                                                                               (2)                   --
     Class Y                                                                               (1)                   --
                                                                                           --                    --
Total distributions                                                                    (1,841)              (33,494)
                                                                                       ------               -------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 6)                                                  59,878,560           185,979,138
   Class B shares                                                                   4,722,744            36,626,536
   Class C shares                                                                      59,611               110,676
   Class Y shares                                                                      13,473             1,149,750
Reinvestment of distributions at net asset value
   Class A shares                                                                       1,817                32,734
   Class C shares                                                                           1                    --
   Class Y shares                                                                           1                    --
Payments for redemptions
   Class A shares                                                                 (83,941,889)         (193,753,539)
   Class B shares (Note 2)                                                        (15,464,187)          (39,705,855)
   Class C shares (Note 2)                                                             (1,843)                   --
   Class Y shares                                                                      (2,854)           (1,100,386)
                                                                                       ------            ----------
Increase (decrease) in net assets from capital share transactions                 (34,734,566)          (10,660,946)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                           (75,634,202)          (27,141,777)
Net assets at beginning of period                                                 354,111,339           381,253,116
                                                                                  -----------           -----------
Net assets at end of period                                                      $278,477,137         $ 354,111,339
                                                                                 ============         =============
Undistributed (excess of distributions over) net investment income               $   (784,854)        $       1,599
                                                                                 ------------         -------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 9

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Notes to Financial Statements
AXP Emerging Markets Fund

(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 347 shares of capital stock at $5.77 per share, which represented the initial capital in Class
C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Emerging Markets Portfolio
The Fund invests all of its assets in Emerging Markets Portfolio (the
Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with long-term growth of capital by investing primarily in stocks of companies in developing countries offering growth potential.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2001 was 99.97%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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10 AXP EMERGING MARKETS FUND


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Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $184,784 for Class A and $56,122 for Class B for the six months ended April 30, 2001.

During the six months ended April 30, 2001, the Fund's transfer agency fees were reduced by $6,791 as a result of earnings credits from overnight cash balances.

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                                                    SEMIANNUAL REPORT -- 2001 11


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3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:
                                       Six months ended April 30, 2001
                               Class A      Class B       Class C       Class Y

Sold                         13,546,012    1,080,854       13,626         2,900
Issued for reinvested
  distributions                     417           --           --            --
Redeemed                    (18,796,328)  (3,539,000)        (445)         (618)
                            -----------   ----------         ----          ----
Net increase (decrease)      (5,249,899)  (2,458,146)      13,181         2,282
                             ----------   ----------       ------         -----

                                          Year ended Oct. 31, 2000
                               Class A      Class B       Class C*      Class Y

Sold                         30,898,221    6,042,695       20,881       192,499
Issued for reinvested
  distributions                   5,208           --           --            --
Redeemed                    (32,678,203)  (6,951,867)          --      (184,764)
                            -----------   ----------           --      --------
Net increase (decrease)      (1,774,774)    (909,172)      20,881         7,735
                             ----------     --------       ------         -----

* Inception date was June 26, 2000.

4. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund had a capital loss carry-over of $68,082,305 as of Oct. 31, 2000, that will expire in 2006 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits the borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
April 30, 2001.

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12 AXP EMERGING MARKETS FUND


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


6. FUND MERGER
As of the close of business on July 14, 2000, AXP Emerging Markets Fund acquired the assets and assumed the identified liabilities of Strategist Emerging Markets
Fund.

The aggregate net assets of AXP Emerging Markets Fund immediately before the acquisition were $478,530,538.

The merger was accomplished by a tax-free exchange of 151,851 shares of Strategist Emerging Markets Fund valued at $768,843.

In exchange for the Strategist Emerging Markets Fund shares and net assets, AXP
Emerging Markets Fund issued the following number of shares:

                                                    Shares           Net assets
Class A                                             127,003           $768,843

Strategist Emerging Markets Fund's net assets at that date consisted of capital stock of $693,194 and unrealized appreciation of $75,649.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(j)        2000         1999         1998       1997(b)

Net asset value, beginning of period                              $4.81        $4.99        $3.44       $ 5.33        $5.00

Income from investment operations:

Net investment income (loss)                                       (.01)        (.02)         .02          .04          .01

Net gains (losses) (both realized and unrealized)                  (.58)        (.16)        1.54        (1.79)         .33

Total from investment operations                                   (.59)        (.18)        1.56        (1.75)         .34

Less distributions:

Dividends from net investment income                                 --           --         (.01)          --         (.01)

Distributions from realized gains                                    --           --           --         (.14)          --

Total distributions                                                  --           --         (.01)        (.14)        (.01)

Net asset value, end of period                                    $4.22        $4.81        $4.99       $ 3.44        $5.33

Ratios/supplemental data

Net assets, end of period (in millions)                            $183         $234         $251         $187         $243

Ratio of expenses to average daily net assets(d)                  1.99%(h)     1.83%        2.03%        1.93%        1.90%(e,h)

Ratio of net investment income (loss)
   to average daily net assets                                    (.25%)(h)    (.38%)        .14%         .82%         .28%(h)

Portfolio turnover rate (excluding short-term securities)          100%         143%         143%         108%          87%

Total return(i)                                                 (12.27%)      (3.60%)      45.13%      (33.74%)       6.84%

See accompanying notes to financial highlights.

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                                                    SEMIANNUAL REPORT -- 2001 13

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Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(j)        2000         1999         1998       1997(b)

Net asset value, beginning of period                              $4.67        $4.88        $3.39       $ 5.29        $5.00

Income from investment operations:

Net investment income (loss)                                       (.02)        (.07)        (.05)          --         (.04)

Net gains (losses) (both realized and unrealized)                  (.56)        (.14)        1.54        (1.76)         .33

Total from investment operations                                   (.58)        (.21)        1.49        (1.76)         .29

Less distributions:

Distributions from realized gains                                    --           --           --         (.14)          --

Net asset value, end of period                                    $4.09        $4.67        $4.88       $ 3.39        $5.29

Ratios/supplemental data

Net assets, end of period (in millions)                             $95         $120         $130          $97         $114

Ratio of expenses to average daily net assets(d)                  2.76%(h)     2.60%        2.81%        2.71%        2.67%(f,h)

Ratio of net investment income (loss)
   to average daily net assets                                   (1.01%)(h)   (1.14%)       (.63%)        .07%        (.50%)(h)

Portfolio turnover rate (excluding short-term securities)          100%         143%         143%         108%          87%

Total return(i)                                                 (12.42%)      (4.30%)      43.87%      (34.24%)       6.07%


Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(j)      2000(c)

Net asset value, beginning of period                              $4.68        $5.64

Income from investment operations:

Net investment income (loss)                                       (.02)        (.01)

Net gains (losses) (both realized and unrealized)                  (.57)        (.95)

Total from investment operations                                   (.59)        (.96)

Net asset value, end of period                                    $4.09        $4.68

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--

Ratio of expenses to average daily net assets(d)                  2.76%(h)     2.60%(h)

Ratio of net investment income (loss)
   to average daily net assets                                    (.87%)(h)   (2.06%)(h)

Portfolio turnover rate (excluding short-term securities)          100%         143%

Total return(i)                                                 (12.61%)     (17.02%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14 AXP EMERGING MARKETS FUND




Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(j)        2000         1999         1998       1997(b)

Net asset value, beginning of period                              $4.83        $4.99        $3.45       $ 5.33        $5.00

Income from investment operations:

Net investment income (loss)                                         --         (.01)         .02          .04          .01

Net gains (losses) (both realized and unrealized)                  (.58)        (.15)        1.53        (1.78)         .33

Total from investment operations                                   (.58)        (.16)        1.55        (1.74)         .34

Less distributions:

Dividends from net investment income                                 --           --         (.01)          --         (.01)

Distributions from realized gains                                    --           --           --         (.14)          --

Total distributions                                                  --           --         (.01)        (.14)        (.01)

Net asset value, end of period                                    $4.25        $4.83        $4.99       $ 3.45        $5.33

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--          $--          $--

Ratio of expenses to average daily net assets(d)                  1.81%(h)     1.66%        1.88%        1.86%         1.75(g,h)

Ratio of net investment income (loss)
   to average daily net assets                                      --%(h)     (.29%)       1.18%        1.03%         .33%(h)

Portfolio turnover rate (excluding short-term securities)          100%         143%         143%         108%          87%

Total return(i)                                                 (12.01%)      (3.21%)      45.29%      (33.66%)       6.86%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Nov. 13, 1996 (commencement of operations) to Oct. 31,
    1997.
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) During the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the
    Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.92%.
(f) During the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the
    Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 2.69%.
(g) During the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the
    Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 1.77%.
(h) Adjusted to an annual basis.
(i) Total return does not reflect payment of a sales charge.
(j) Six months ended April 30, 2001 (Unaudited).

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 15




Financial Statements

Statement of assets and liabilities
Emerging Markets Portfolio

April 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $265,809,554)                                                                      $270,308,039
Cash in bank on demand deposit (including foreign currency holdings of $2,834,718)                        6,641,493
Dividends and accrued interest receivable                                                                   430,395
Receivable for investment securities sold                                                                 9,295,023
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                         25,053
                                                                                                             ------
Total assets                                                                                            286,700,003
                                                                                                        -----------

Liabilities
Payable for investment securities purchased                                                               6,154,221
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                          5,376
Payable upon return of securities loaned (Note 4)                                                         1,800,000
Accrued investment management services fee                                                                   24,697
Other accrued expenses                                                                                      109,843
                                                                                                            -------
Total liabilities                                                                                         8,094,137
                                                                                                          ---------
Net assets                                                                                             $278,605,866
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP EMERGING MARKETS FUND




Statement of operations
Emerging Markets Portfolio

Six months ended April 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                              $  2,277,869
Interest                                                                                                    711,516
   Less foreign taxes withheld                                                                             (296,768)
                                                                                                           --------
Total income                                                                                              2,692,617
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        1,679,911
Compensation of board members                                                                                 4,075
Custodian fees                                                                                              160,741
Audit fees                                                                                                    9,000
Other                                                                                                         7,565
                                                                                                              -----
Total expenses                                                                                            1,861,292
   Earnings credits on cash balances (Note 2)                                                                (4,575)
                                                                                                             ------
Total net expenses                                                                                        1,856,717
                                                                                                          ---------
Investment income (loss) -- net                                                                             835,900
                                                                                                            -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       (68,992,310)
   Foreign currency transactions                                                                         (2,887,855)
                                                                                                         ----------
Net realized gain (loss) on investments                                                                 (71,880,165)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                                        31,757,317
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                   (40,122,848)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $(39,286,948)
                                                                                                       ============


Statements of changes in net assets
Emerging Markets Portfolio

                                                                               April 30, 2001         Oct. 31, 2000
                                                                              Six months ended          Year ended
                                                                                (Unaudited)

Operations
Investment income (loss) -- net                                                  $    835,900          $  1,300,506
Net realized gain (loss) on investments                                           (71,880,165)           64,876,197
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                  31,757,317           (78,233,788)
                                                                                   ----------           -----------
Net increase (decrease) in net assets resulting from operations                   (39,286,948)          (12,057,085)
Net contributions (withdrawals) from partners                                     (36,363,415)          (15,641,045)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                           (75,650,363)          (27,698,130)
Net assets at beginning of period                                                 354,256,229           381,954,359
                                                                                  -----------           -----------
Net assets at end of period                                                      $278,605,866          $354,256,229
                                                                                 ============          ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 17


Notes to Financial Statements
Emerging Markets Portfolio

(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and

--------------------------------------------------------------------------------
18 AXP EMERGING MARKETS FUND
related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Emerging Markets Fund to the Lipper Emerging Markets Funds Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $15,681 for the six months ended April 30, 2001.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 19

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the six months ended April 30, 2001, the Portfolio's custodian fees were reduced by $4,575 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $281,122,578 and $286,027,906, respectively, for the six months ended April 30, 2001. For the same period, the portfolio turnover rate was 100%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2001, securities valued at $1,680,000 were on loan to brokers. For collateral, the Portfolio received $1,800,000 in cash. Income from securities lending amounted to $20,184 for the six months ended April 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FOREIGN CURRENCY CONTRACTS
As of April 30, 2001, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                  Currency to       Currency to     Unrealized     Unrealized
Exchange date    be delivered       be received   appreciation   depreciation

May 2, 2001         1,902,804        15,446,011        $24,334         $   --
                  U.S. Dollar     South African
                                 Commercial Rand
May 2, 2001           355,660         2,856,377            719             --
                  U.S. Dollar     South African
                                 Commercial Rand
May 3, 2001         2,791,786         1,947,450             --          5,376
                  U.S. Dollar     British Pound
                                                       -------         ------
Total                                                  $25,053         $5,376
                                                       -------         ------

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
20 AXP EMERGING MARKETS FUND

Investments in Securities

Emerging Markets Portfolio
April 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (87.7%)(c)
Issuer                                                Shares            Value(a)

Bermuda (0.3%)
Communications equipment & services
Asia Global Crossing Cl A                            150,200(b)         $941,754

Brazil (11.5%)
Beverages & tobacco (3.2%)
Companhia de Bebidas das Americas ADR                360,100           8,786,440

Energy (2.0%)
Petroleo Brasileiro                                  210,001           5,666,083

Miscellaneous (2.5%)
Tele Centro Oeste Celular Participacoes ADR          813,100(f)        6,830,040

Paper & packaging (2.1%)
Aracruz Celulose ADR                                 418,700(b)        5,945,540

Utilities -- electric (1.7%)
Companhia Paranaense de Energia ADR                  595,800           4,617,450

Chile (1.0%)
Utilities -- electric
Enersis ADR                                          175,717(b)        2,883,516

China (1.4%)
Energy equipment & services
CNOOC                                              4,057,000(b)        3,927,471

Czech Federal Republic (1.1%)
Utilities -- electric
Ceske Energeticke Zavody                           1,199,176(b)        3,179,377

Hong Kong (6.9%)
Airlines (1.1%)
China Southern Airlines                           10,112,000(b)        3,111,784

Communications equipment & services (2.4%)
China Mobile                                       1,336,000(b)        6,560,943

Financial services (2.0%)
China Everbright                                   5,896,000           5,707,757

Multi-industry conglomerates (1.4%)
Swire Pacific Cl A                                   698,000           3,848,442

Hungary (1.1%)
Banks and savings & loans
OTP Bank ADR                                          61,651           2,951,542

India (6.8%)
Beverages & tobacco (2.7%)
ITC GDR                                              422,288           7,548,973

Health care (1.1%)
Dr. Reddy's Laboratories                             129,213           3,094,435

Textiles & apparel (1.9%)
Reliance Inds GDR                                    332,338(d)        5,325,716

Utilities -- telephone (1.1%)
Videsh Sanshar Nigam                                 450,697           3,050,361

Israel (2.0%)
Computers & office equipment
Check Point Software Technologies                     87,385(b)        5,481,661

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 21

Issuer                                                Shares            Value(a)

Mexico (12.6%)
Banks and savings & loans (4.5%)
Grupo Financiero Banamex Accival                   6,547,600         $12,211,709

Beverages & tobacco (1.6%)
Coca-Cola Femsa ADR                                  231,400           4,512,300

Communications equipment & services (0.8%)
America Movil de C.V. ADR                            115,600(b)        2,127,040

Financial services (2.2%)
Grupo Financiero BBVA Bancomer Cl O                7,615,100(b)        6,109,206

Utilities -- telephone (3.5%)
Telefonos de Mexico ADR Cl L                         281,475           9,739,035

Poland (0.2%)
Banks and savings & loans
Bank Polska Kasa Opieki                               39,506(b)          667,988

Russia (4.7%)
Communications equipment & services (1.1%)
Mobile Telesystems ADR                               109,844(b)        3,152,523

Miscellaneous (1.3%)
Surgutneftegaz ADR                                   329,365           3,738,293

Utilities -- electric (2.3%)
RAO Unified Energy Systems ADR                       319,292           3,413,231
XAO Mosenergo ADR                                    915,343           2,791,796
Total                                                                  6,205,027

South Africa (9.2%)
Banks and savings & loans (1.2%)
Standard Bank Investment                             856,600           3,436,019

Beverages & tobacco (1.2%)
South African Breweries                              470,000           3,207,611

Energy equipment & services (1.6%)
Sasol                                                504,000           4,527,511

Insurance (1.0%)
Liberty Life Assn of Africa                          429,000           2,810,044

Metals (2.3%)
Anglo American Platinum                              144,084           6,471,646

Paper & packaging (1.9%)
Sappi                                                579,432           5,299,110

South Korea (10.1%)
Communications equipment & services (1.1%)
SK Telecom                                            17,950           3,087,073

Electronics (9.0%)
Samsung Electro Mechanics                            138,590           4,382,896
Samsung Electronics                                  104,720          18,208,717
Samsung SDI                                           59,700           2,479,567
Total                                                                 25,071,180

Taiwan (13.4%)
Banks and savings & loans (1.4%)
Bank Sinopac                                       8,825,000(b)        3,941,468

Computers & office equipment (1.1%)
Asustek Computer                                     646,000           2,934,267

Electronics (10.0%)
Compal Electronics                                 2,901,000           4,935,847
Hon Hai Precision Inds                               838,380           4,916,139
Sunplus Technology                                   756,000           3,721,026
Taiwan Semiconductor Mfg                           3,370,827(b)        9,319,739
United Microelectronics                            3,003,000(b)        4,790,056
Total                                                                 27,682,807

Miscellaneous (0.9%)
Winbond Electronics GDR                            2,200,000           2,580,096

Thailand (2.0%)
Banks and savings & loans
Bangkok Bank                                       5,107,800(b)        5,656,044

Turkey (0.3%)
Banks and savings & loans
Akbank T.A.S.                                    204,058,179             916,106

United Kingdom (2.0%)
Metals
Billiton ADR                                       1,145,271           5,636,966

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP EMERGING MARKETS FUND

Issuer                                                Shares            Value(a)

United States (1.1%)
Computers & office equipment
Comverse Technology                                   43,451(b)       $2,976,394

Total common stocks
(Cost: $239,221,456)                                                $244,156,748

Preferred stocks (4.7%)(c)
Issuer                                                Shares            Value(a)
Brazil
Banco Itau                                        61,945,500          $5,022,608
Companhia Vale do Rio Docve Cl A                     350,700           8,193,175

Total preferred stocks
(Cost: $13,650,084)                                                  $13,215,783

Short-term securities (4.6%)
Issuer                        Annualized              Amount            Value(a)
                           yield on date          payable at
                             of purchase            maturity

U.S. government agencies (3.1%)
Federal Home Loan Bank Disc Nt
         06-15-01               4.68%             $1,000,000            $994,058
Federal Natl Mtge Assn Disc Nts
         05-23-01               4.73               1,800,000           1,794,342
         06-07-01               4.88               3,000,000           2,984,229
         06-14-01               4.78               1,400,000           1,391,234
         06-21-01               4.64               1,200,000           1,192,090
         06-28-01               4.71                 500,000             496,377
Total                                                                  8,852,330

Commercial paper (1.5%)
Abbott Laboratories
         05-16-01               4.95               1,400,000(e)        1,396,926
Alabama Power
         06-08-01               4.72               2,700,000           2,686,252
Total                                                                  4,083,178

Total short-term securities
(Cost: $12,938,014)                                                  $12,935,508

Total investments in securities
(Cost: $265,809,554)(g)                                             $270,308,039

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g) At April 30, 2001, the cost of securities for federal income tax purposes was approximately $265,810,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 18,776,000
     Unrealized depreciation                                        (14,278,000)
                                                                    -----------
     Net unrealized appreciation                                   $  4,498,000
                                                                   ------------

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 23

AXP Emerging Markets Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IDEAX    Class B: IEMBX
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6344 F (6/01)